INTANGIBLE ASSETS - Summary Of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	$ 5,364	$ 5,364
Less Accumulated Amortization	(3,034)	(2,321)
Definite Lived Intangible Assets, Net	2,330
Total Indefinite Lived Intangible Assets	11,870	18,170
Total Intangible Assets, Net	14,200	21,213
Cannabis Licenses
Definite Lived Intangible Assets
Total Indefinite Lived Intangible Assets	11,870	18,170
Customer Relationships
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	587	587
Intellectual Property
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	4,777	4,777
Definite Lived Intangible Assets, Net	$ 2,330	$ 3,043